Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Current and Non-current Contract Liabilities

	31 December	31 December
Non-current contract liabilities	2021	2020
Contract liabilities	170,445	164,764

	31 December	31 December
Current contract liabilities	2021	2020
Contract liabilities	459,289	315,070

Summary of Unsatisfied Performance Obligation of Contract Liabilities

The following table shows unsatisfied performance obligation result as of 31 December 2021;

	31 December 2021	31 December 2020
Telecommunications service	1,485,719	900,816
Equipment revenues	1,061,141	423,948
Total	2,546,860	1,324,764